DERIVATIVE INSTRUMENTS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ 9	$ 90	$ 230
Net Deferred Gain Loss Associated With Cash Flow Hedges Recorded In Other Comprehensive Income		142
Derivatives Contracts Outstanding		$ 27,000
Derivative, Forward Contracts Outstanding	$ 2,500